UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington D.C. 20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]:  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Portfolio Strategies Inc
Address:  1724 West Union #200
          Tacoma WA  98405

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  /s/ Emanuel Schroeter
           Emanuel Schroeter
Title:     Chief Compliance Officer
Phone:     253-284-9565

Signature,                            Place, and            Date of Signing:

/s/ Emanuel Schroeter                 Tacoma, WA            1/9/08
    Emanuel Schroeter

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-12221                   Rafferty Asset Management LLC